Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Cost
Foreign exchange movement	$ (62)	$ (1,001)
Intangible assets gross	54,349	49,861
Accumulated amortization	(22,550)	(15,363)
Foreign exchange movement	(445)	(51)
Net book value	31,354	34,447
Customer relationships acquired
Cost
Intangible assets gross	36,900	33,951
Technology Assets
Cost
Intangible assets gross	11,169	11,169
Order Backlog
Cost
Intangible assets gross	3,171	2,571
Trade Names
Cost
Intangible assets gross	1,357	1,357
Volunteer list acquired
Cost
Intangible assets gross	1,325	1,325
Non-compete Agreements
Cost
Intangible assets gross	$ 489	$ 489